Loans and advances to customers - Breakdown of loans (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial instruments received as collateral	$ 82,342	$ 111,937
Gross carrying amount
Financial instruments
Loans and advances to customers.	750,305	698,152
Fixed interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	270,930	255,571
Floating interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	479,375	442,581
SPAIN | Gross carrying amount
Financial instruments
Loans and advances to customers.	750,305	698,152
Public sector | Gross carrying amount
Financial instruments
Loans and advances to customers.	70,450	59,547
Individuals | Gross carrying amount
Financial instruments
Loans and advances to customers.	274,053	257,132
Communications and transportation | Gross carrying amount
Financial instruments
Loans and advances to customers.	35,773	33,373
Construction | Gross carrying amount
Financial instruments
Loans and advances to customers.	47,872	45,333
Manufacturing | Gross carrying amount
Financial instruments
Loans and advances to customers.	63,652	65,273
Services | Gross carrying amount
Financial instruments
Loans and advances to customers.	122,970	185,382
Tourism | Gross carrying amount
Financial instruments
Loans and advances to customers.	25,244	21,870
Other sectors | Gross carrying amount
Financial instruments
Loans and advances to customers.	110,291	30,242
Commercial, financial and industrial loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	373,943	365,438
Public sector loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	70,450	59,547
Securitized mortgage assets | Gross carrying amount
Financial instruments
Loans and advances to customers.	147,810	137,404
Reverse repurchase agreements | Gross carrying amount
Financial instruments
Loans and advances to customers.	25,789	9,093
Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	57,760	54,511
Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	56,601	53,730
Impaired loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	17,952	18,429
Reverse repurchase agreement transactions | Debt instruments. | Financial assets designated at fair value through profit or loss
Financial instruments
Financial instruments received as collateral	$ 8,115	$ 9,103